Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Income Taxes [Abstract]
Income taxes
26	Income taxes

The components of (loss)/gain before income taxes consist of the following:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2024	2023	2024	2023
Domestic	$(5,889,163)	$19,809,584	$(8,072,027)	$(11,367,084)
Foreign	(2,032,900)	(5,384,145)	(5,733,590)	(15,390,894)
Profit/(Loss) before income taxes	$(7,922,063)	$14,425,439	$(13,805,617)	$(26,757,978)

The Company has computed income tax expense/(benefit) for the three months and nine months ended December 31, 2024 and December 31, 2023 by using a forecasted annual effective tax rate and adjust for any discrete items arising during the period. The Company has recorded $NIL tax expense for all of the periods. Our effective tax rate was 0.00%, 0.00%, 0.00% and 0.00% for the three months and nine months ended December 31, 2024 and December 31, 2023, respectively. The Company has computed a valuation allowance on deferred tax assets for the nine months ending December 31, 2024 and hence no deferred tax asset is recognized as of December 31, 2024. The effective tax rate differs from the statutory tax rate of 21% for the years ended March 31, 2024 and 2023, due to changes in valuation allowance on the deferred tax assets.

The Company files tax returns in the U.S. federal, various state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. Our major tax jurisdiction is in India. The Indian tax authority is currently examining our 2016 through 2022 tax returns.

As at December 31, 2024, tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India. There are other ongoing audits in various other jurisdictions that are not material to our Condensed Consolidated Financial Statements.

The Company has received various orders from Indian tax authorities, for details Refer Note 32.

28	Income taxes

The components of loss before income taxes consist of the following:

(In USD)

	March 31, 2024	March 31, 2023
Domestic	$(11,618,649)	$(28,261,210)
Foreign	(22,658,602)	(33,770,866)
Income/(Loss) before income taxes	$(34,277,251)	$(62,032,076)

The components of the provision for income taxes were as follows:

(In USD)

Period ended	March 31, 2024	March 31, 2023
Current Taxes
U.S. federal	$-	$-
U.S. state and local	-	-
Foreign	-	-
Current taxes	$-	$-

Deferred Taxes
U.S. federal	$-	$-
U.S. state and local	-	-
Foreign	-	-
Deferred Taxes	$-	$-
Provision for income taxes	$-	$-

The following is a reconciliation of the statutory federal income tax rate to our effective tax rate

	March 31, 2024	March 31, 2023
Accounting profit/(loss) before tax	$(34,277,251)	$(62,032,076)
Tax using the Company’s domestic tax rate	(7,198,223)	(13,026,736)

Federal statutory income tax rate	21.0%	21.0%
Tax impact of :
U.S. state and local taxes	1.5%	2.1%
Federal benefit for state taxes	-1.5%	-2.1%
Valuation allowance	-23.6%	-23.1%
Difference in tax rates	2.6%	2.1%
Effective tax rate	0.0%	0.0%
Current Tax expense	-	-
Deferred Tax expense	-	-
Income tax expense reported in the Statement of profit and loss/Effective Tax Rate	-	-

Zoomcar Holdings, Inc. has unused tax losses amounting to $43,561,639 and $6,692,473 as at March 31, 2024 and March 31, 2023. $42,746,513 can be carried forward indefinitely, whereas $64,347 can be carried forward upto 2033; $294,720 upto 2034; $220,520 upto 2035; $115,253 upto 2036 and $120,286 upto 2037.

The Company’s operations are primarily based out of Indian jurisdiction. There are unused tax losses amounting to $138,314,491 and $126,274,947 as at March 31, 2024 and March 31, 2023, respectively in the Indian subsidiary. The tax benefit for these losses, if not utilized, will expire on various dates starting from financial year 2024 to 2031. Additionally, net operating losses amounting to $39,298,484 (March 31, 2023: $39,079,569) is available for set-off against future income without any expiration date. Under the Indian jurisdiction, a period of eight financial years remain open to assessment by tax authorities.

The Company has created valuation allowance on the deferred tax asset resulting from such losses due to Company’s history of past losses and lack of conclusive evidence to support the view that sufficient taxable profit will be generated in the future by the Company to offset such losses.

Zoomcar Holdings, Inc. files tax returns in the U.S. federal, various state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. Our major tax jurisdiction is in India. The Indian tax authority is currently examining our 2016 through 2022 tax returns. As at March 31, 2024, tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India. There are other ongoing audits in various other jurisdictions that are not material to our financial statements.

The Company received an order for fiscal year 2015-16 in relation to non deduction of tax deducted at source withholding taxes on certain payments to resident payees/service providers amounting to $129,027 (March 31, 2023: $130,966) including interest of $45,784 (March 31, 2023: $46,472). Penalty of $129,027 has been claimed but the proceedings are kept under abeyance until the above order is disposed off.

The Company has received an order for disallowance of lease payment, interest and prior period expense for the fiscal year 2015-16 amounting to $1,159,108 (March 31, 2023: $1,176,524) and for fiscal year 2017-18 amounting to $2,123,071 (March 31, 2023: $2,154,971) for disallowance of lease payment and PF contribution.

The Company has filed appeals against the above orders before higher authority.

The Company has not recognized any uncertain tax position for the year ended March 31, 2024 and March 31, 2023, respectively. The Company believes these orders are unlikely to be sustained at the higher appellate authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred income tax assets and liabilities as of March 31, 2024 and 2023 consisted of the following

Year ended	March 31, 2024	March 31, 2023
Deferred tax assets:
Net operating loss carryforwards	44,873,459	35,315,394
Lease liability	149,905	431,669
Total deferred tax assets	45,023,364	35,747,063
Less: Valuation allowance	(43,709,941)	(34,877,803)
Deferred tax assets, net of valuation allowance	$1,313,423	$869,260

Deferred tax liabilities:
Right of use assets	(322,652)	(440,418)
Depreciation on property plant and equipment and intangible assets	(361,674)	(342,678)
Borrowings	(629,097)	-
Others	-	(86,164)
Total deferred tax liabilities	(1,313,423)	(869,260)
Net deferred tax assets	$-	$-

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended March 31, 2024, the change in the valuation allowance was $3,656,879

The Company has computed income tax expense/(benefit) for the years ended March 31, 2024 and March 31, 2023 by using a forecasted annual effective tax rate and adjust for any discrete items arising during the period. The Company has recorded $NIL tax expense for all of the periods. Our effective tax rate was 0.00% and 0.00% for the years ended March 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended March 31, 2024 and 2023, due to changes in valuation allowance on the deferred tax assets.

The Company files tax returns in the U.S. federal, various state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. Our major tax jurisdiction is in India. The Indian tax authority is currently examining our 2016 through 2022 tax returns. As at March 31, 2024, tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India. There are other ongoing audits in various other jurisdictions that are not material to our financial statements.

The Company has received various orders from Indian tax authorities, for details refer note 36.